Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Hi-Crush Partners LP
Trading Symbol	HCLP
Entity Central Index Key	0001549848
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false